Nature of Operations (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Nature of Operations

1. NATURE OF OPERATIONS

Sun& Sun Industries, Inc. (the “Company”) performs energy optimization lighting projects using a customized approach that includes design and installation of energy efficient lighting products. The Company’s customers are primarily in the United States of America and territories.